Other (Losses)/Gains-Net - Schedule of Other (Losses)/Gains-Net (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other Income (Losses) Net [Abstract]
Net foreign exchange (losses)/gains		¥ 9,629		¥ (3,309)	¥ (6,772)
Investment income from investments at fair value through profit and loss		1,711
Investment income from wealth management products		140		436	672
Other (losses)/gains	¥ (7,000)	953		(7,093)
Other (Losses)/Gains-Net		¥ 12,433	$ 1,785	¥ (9,966)	¥ (6,100)